Note 11 - Other Accrued Liabilities - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning of year	€ 548	€ 576
Amount used during the year	(415)	(347)
New warranty expenses	316	319
End of year	449	548
Less current portion	(265)	(346)
Long term portion	€ 184	€ 201